Write-down and Loss on Sales of Vessels Vessel Impairment (Details) $ in Thousands	1 Months Ended			3 Months Ended		6 Months Ended
	Jul. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Mar. 31, 2020 vessel	Jun. 30, 2020 USD ($) vessel	Jun. 30, 2019 USD ($) vessel	Jun. 30, 2020 USD ($) vessel	Jun. 30, 2019 USD ($) vessel
FPSO
Property, Plant and Equipment [Line Items]
Number Of Vessels | vessel				3		3
Teekay Parent | FPSO
Property, Plant and Equipment [Line Items]
Asset Impairment Charges						$ (60,100)
Number Of Vessels Impaired | vessel						1
Teekay Parent | FPSO | Petrojarl Foinaven FPSO [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges						$ 0	$ (3,328)
Number Of Vessels Impaired | vessel						0	1
Teekay Parent | FPSO | FPSO
Property, Plant and Equipment [Line Items]
Asset Impairment Charges				$ (13,566)	$ 0	$ (60,085)	$ 0
Number Of Vessels Impaired | vessel				1	0	2	0
Teekay LNG
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel			6
Teekay LNG | Multi-gas carriers [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels | vessel				7		7
Teekay LNG | Liquefied Gas Segment | LNG Carriers [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges						$ (45,000)	$ 0
Number Of Vessels Impaired | vessel						6	0
Teekay Tankers [Member] | Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges						$ 500
Impairment Charge on Reclassified Assets				$ (500)
Number of Vessels Held for Sale | vessel			1
Teekay Tankers [Member] | Conventional Tankers
Property, Plant and Equipment [Line Items]
Asset Impairment Charges					$ 0
Number Of Vessels Impaired | vessel				1	0
Teekay Tankers [Member] | Conventional Tankers | Suezmaxes Tankers Three [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel						3	0
Teekay Tankers [Member] | Conventional Tankers | Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges				$ 460
Impairment Charge on Reclassified Assets						$ 0	$ 0
Ship To Ship Transfer Business [Member] | Teekay Tankers [Member] | Conventional Tankers
Property, Plant and Equipment [Line Items]
Proceeds from Divestiture of Businesses		$ 14,300		27,100
Proceeds From Divestiture of Business Adjustment				1,100
Ship To Ship Transfer Business [Member] | Subsequent Event | Teekay Tankers [Member] | Conventional Tankers
Property, Plant and Equipment [Line Items]
Proceeds from Divestiture of Businesses	$ 12,700
Operating Right Of Use Asset [Member] | Teekay Tankers [Member] | Conventional Tankers
Property, Plant and Equipment [Line Items]
Asset Impairment Charges				$ (644)	$ 0	$ (644)	$ 0